Interest income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of details of main interest and similar income
The detail of the main interest and similar income items earned in 2025, 2024 and 2023 is as follows:

EUR million
	2025	2024	2023
Loans and advances, customers	70,830	74,900	67,879
Debt instruments	15,890	15,431	13,955
Loans and advances, central banks and credit institutions	7,599	8,195	7,229
Other interestA	7,391	10,486	12,679
	101,710	109,012	101,742
A.Mainly include the rectification of income originating from accounting hedges as well as interest on balances in central banks and on demand credit institutions.